UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance as at Dec. 31, 2016			$ 374,975	$ (20)	$ (284,075)	$ 90,880
Balance as at Dec. 31, 2016	1,533
Net income/ loss					29,124	29,124
Issuance of Series B preferred stock, net of expenses, value			5,610			5,610
Issuance of Series B preferred stock, net of expenses, shares		6,000
Conversion of Series B preferred stock to common stock, shares (Note 7)	816	(4,818)
Issuance of Series C preferred stock, shares		100
Issuance of Series C preferred stock, value			3,000			3,000
Compensation cost on restricted stock (Note 7)			492			492
Balance as at Jun. 30, 2017			384,077	(20)	(254,951)	129,106
Balance as at Jun. 30, 2017	2,349	1,282
Balance as at Dec. 31, 2017	$ 40		410,982	6	(280,256)	130,772
Balance as at Dec. 31, 2017	4,051,266	389
Net income/ loss					(46,245)	(46,245)
Issuance of Series B preferred stock, net of expenses, value			11,703			11,703
Issuance of Series B preferred stock, net of expenses, shares		11,750
Conversion of Series B preferred stock to common stock, shares (Note 7)	5,468,205	(11,264)
Issuance of Series C preferred stock, value						0
Conversion of Series B preferred stock to common stock, value (Note 7)	$ 54		(54)
Issuance of restricted stock, and compensation cost on restricted stock (Note 7), value	$ 1		173			174
Issuance of restricted stock, and compensation cost on restricted stock (Note 7), shares	161,700
Balance as at Jun. 30, 2018	$ 95		$ 422,804	$ 6	$ (326,501)	$ 96,404
Balance as at Jun. 30, 2018	9,681,171	875